Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Abstract]
Current	$ 7	$ 7	$ 108
Other		(29)
Provision for deferred income taxes	7	(22)	108
Domestic	7	(27)	101
Foreign		5	7
Taxes on income (tax benefit)	$ 7	$ (22)	$ 108